UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® International Credit Central Fund Fidelity® International Credit Central Fund

This semi-annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$92,142,306
Number of Holdings	188
Portfolio Turnover	103%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.0
US Treasury Bonds	8.2
German Federal Republic	7.9
NatWest Group PLC	2.2
Lloyds Banking Group PLC	2.2
UBS Group AG	2.0
Barclays PLC	2.0
HSBC Holdings PLC	2.0
Deutsche Bank AG	1.9
ING Groep NV	1.9
43.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916168.100    3016-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Credit Central Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Credit Central Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 54.5%
		Principal Amount (a)	Value ($)
Australia - 1.7%
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	442,000	412,376
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	297,000	323,368
6.75% 12/2/44 (Reg. S) (b)		860,000	858,925
TOTAL AUSTRALIA			1,594,669
Belgium - 0.5%
KBC Group NV 6.324% 9/21/34 (b)(c)		437,000	453,596
Czech Republic - 0.5%
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	400,000	420,489
Denmark - 1.4%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	395,000	460,986
4.75% 6/21/30 (Reg. S) (b)	EUR	570,000	635,290
Jyske Bank A/S 5.125% 5/1/35 (Reg. S) (b)	EUR	211,000	230,636
TOTAL DENMARK			1,326,912
Finland - 0.6%
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	504,000	549,918
France - 4.7%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		473,000	412,794
2.5% 3/31/32 (Reg. S) (b)	EUR	300,000	305,318
4.125% 5/24/33 (Reg. S)	EUR	400,000	443,604
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	400,000	449,542
5.5% 1/25/35 (Reg. S)	GBP	400,000	486,518
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	400,000	423,546
4.25% 9/6/34 (Reg. S)	EUR	300,000	327,808
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	396,000	360,107
RCI Banque SA 5.5% 10/9/34 (Reg. S) (b)(d)	EUR	200,000	213,668
Societe Generale 6.691% 1/10/34 (b)(c)		862,000	888,904
TOTAL FRANCE			4,311,809
Germany - 7.7%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	478,800	205,108
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (b)	EUR	1,700,000	591,700
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	100,000	106,887
Bayer U.S. Finance LLC:
6.375% 11/21/30 (c)		613,000	628,185
6.5% 11/21/33 (c)		676,000	691,550
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (b)	EUR	100,000	106,744
8.625% 2/28/33 (Reg. S) (b)	GBP	200,000	267,914
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	600,000	630,393
6.125% 12/12/30 (Reg. S) (b)	GBP	900,000	1,151,108
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	214,000	226,863
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	468,260
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	200,000	218,206
RWE Finance U.S. LLC 5.875% 4/16/34 (c)		458,000	458,511
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	400,000	431,164
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	301,070
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	205,700
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	400,000	399,721
TOTAL GERMANY			7,089,084
Hong Kong - 0.8%
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		780,000	691,919
Ireland - 1.4%
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (b)	EUR	450,000	462,081
5.25% 10/23/31 (Reg. S) (b)	EUR	100,000	114,440
6.608% 9/13/29 (b)(c)		441,000	455,210
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)		269,000	267,436
TOTAL IRELAND			1,299,167
Italy - 0.8%
ENEL Finance International NV 5.5% 6/26/34 (c)		300,000	292,330
Intesa Sanpaolo SpA 6.625% 6/20/33 (c)		436,000	449,446
TOTAL ITALY			741,776
Luxembourg - 3.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	371,000	385,550
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	397,000	374,272
1.75% 3/12/29 (Reg. S)	EUR	983,000	928,133
2.625% 10/20/28 (Reg. S)	GBP	241,000	265,497
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	246,000	267,058
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	289,000	265,889
2% 1/17/34 (Reg. S)	EUR	212,000	179,347
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S) (d)	EUR	100,000	106,763
TOTAL LUXEMBOURG			2,772,509
Mexico - 0.6%
Petroleos Mexicanos 5.95% 1/28/31		735,000	590,756
Netherlands - 3.7%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	300,000	322,058
Cooperatieve Rabobank UA 4% 1/10/30 (Reg. S)	EUR	500,000	546,913
ING Groep NV:
4.5% 5/23/29 (Reg. S) (b)	EUR	700,000	767,832
4.75% 5/23/34 (Reg. S) (b)	EUR	800,000	906,561
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	200,000	211,533
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	300,000	333,840
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	276,000	301,755
TOTAL NETHERLANDS			3,390,492
Norway - 0.3%
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (b)	EUR	246,000	232,818
Poland - 0.5%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	532,000	491,975
Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	310,427
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (b)		200,000	199,451
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	500,000	546,684
TOTAL SPAIN			746,135
Sweden - 0.8%
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	700,000	522,605
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	215,000	162,790
TOTAL SWEDEN			685,395
Switzerland - 3.2%
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S) (b)		377,000	371,204
5.75% 8/15/50 (Reg. S) (b)		740,000	732,600
UBS Group AG:
4.125% 6/9/33 (Reg. S) (b)	EUR	602,000	650,389
4.75% 3/17/32 (Reg. S) (b)	EUR	812,000	908,979
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		391,000	324,608
TOTAL SWITZERLAND			2,987,780
United Kingdom - 17.9%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	455,000	637,336
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	286,000	292,571
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	130,000	166,369
6.293% 7/30/30 (Reg. S)	GBP	225,000	294,932
Barclays PLC:
5.262% 1/29/34 (Reg. S) (b)	EUR	589,000	673,809
8.407% 11/14/32 (Reg. S) (b)	GBP	273,000	363,732
BAT Capital Corp. 5.834% 2/20/31		2,000	2,028
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	563,000	591,490
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	400,000	501,726
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	163,000	182,838
4.856% 5/23/33 (Reg. S) (b)	EUR	1,020,000	1,151,816
8.201% 11/16/34 (Reg. S) (b)	GBP	360,000	493,536
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	603,000	677,594
John Lewis PLC 6.125% 1/21/25	GBP	1,076,000	1,361,437
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	201,000	232,487
4.75% 9/21/31 (Reg. S) (b)	EUR	1,190,000	1,328,817
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	186,000	227,804
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	639,000	649,363
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	202,000	234,251
4.771% 2/16/29 (Reg. S) (b)	EUR	943,000	1,040,234
7.416% 6/6/33 (Reg. S) (b)	GBP	544,000	713,045
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	460,000	453,556
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	417,000	448,725
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	307,000	359,836
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	100,000	108,711
2.375% 5/28/28 (Reg. S)	GBP	110,000	119,176
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	216,000	265,370
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	605,000	678,670
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	467,000	459,723
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	315,000	377,525
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	225,000	227,527
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (b)	GBP	499,000	679,844
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (b)	GBP	169,000	210,001
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	236,000	272,037
TOTAL UNITED KINGDOM			16,477,916
United States of America - 3.3%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	564,000	691,388
Carrier Global Corp. 4.5% 11/29/32	EUR	156,000	174,647
Duke Energy Corp. 3.85% 6/15/34	EUR	216,000	223,681
Ford Motor Credit Co. LLC 4.445% 2/14/30	EUR	208,000	224,231
JPMorgan Chase & Co. 3.761% 3/21/34 (Reg. S) (b)	EUR	299,000	318,294
Morgan Stanley 3.955% 3/21/35 (Reg. S) (b)	EUR	430,000	457,649
Southern Co. 1.875% 9/15/81 (b)	EUR	333,000	317,474
Verizon Communications, Inc. 3.75% 2/28/36	EUR	182,000	192,499
Warnermedia Holdings, Inc. 4.693% 5/17/33 (Reg. S)	EUR	350,000	372,793
WP Carey, Inc. 4.25% 7/23/32	EUR	100,000	106,736
TOTAL UNITED STATES OF AMERICA			3,079,392
TOTAL NONCONVERTIBLE BONDS (Cost $53,733,452)			50,244,934

U.S. Government and Government Agency Obligations - 21.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 21.2%
U.S. Treasury Bonds:
4.375% 8/15/43	1,994,000	1,924,677
4.5% 2/15/44	1,700,000	1,667,594
4.625% 5/15/44	150,000	149,719
6.25% 5/15/30 (e)(f)	3,534,000	3,876,632
U.S. Treasury Notes:
3.75% 12/31/30	383,000	369,984
3.875% 8/15/33	184,000	177,014
4% 1/31/29	2,888,000	2,843,552
4.25% 2/28/29	2,555,000	2,543,522
4.25% 6/30/31	620,000	617,191
4.5% 11/15/33	326,000	329,005
4.625% 4/30/29	4,950,000	5,006,846

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,540,118)		19,505,736

Foreign Government and Government Agency Obligations - 8.4%
		Principal Amount (a)	Value ($)
Canada - 0.2%
Canadian Government 2.75% 6/1/33	CAD	250,000	172,190
Germany - 7.8%
German Federal Republic:
2.1% 11/15/29(Reg. S)	EUR	2,150,000	2,262,144
2.2% 4/13/28(Reg. S)	EUR	1,600,000	1,693,948
2.5% 7/4/44	EUR	1,109,000	1,150,931
3.25% 7/4/42	EUR	1,851,000	2,134,770
TOTAL GERMANY			7,241,793
Japan - 0.4%
Japan Government 0.8% 3/20/34	JPY	59,600,000	362,082
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,873,050)			7,776,065

Preferred Securities - 9.8%
		Principal Amount (a)	Value ($)
Australia - 0.4%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(g)		323,000	318,617
Czech Republic - 0.3%
CPI Property Group SA 3.75% (Reg. S) (b)(g)	EUR	494,000	277,889
Finland - 0.3%
Citycon Oyj 7.875% (Reg. S) (b)(g)	EUR	347,000	290,056
Germany - 3.5%
Aroundtown Finance Sarl 7.875% (b)(g)		1,400,000	1,010,478
Aroundtown SA 3.375% (Reg. S) (b)(g)	EUR	1,100,000	773,282
Grand City Properties SA 1.5% (Reg. S) (b)(g)	EUR	800,000	548,885
Volkswagen International Finance NV 3.875% (Reg. S) (b)(g)	EUR	900,000	898,541
TOTAL GERMANY			3,231,186
Ireland - 0.2%
AIB Group PLC 6.25% (Reg. S) (b)(g)	EUR	160,000	171,493
Sweden - 0.7%
Heimstaden Bostad AB 3.248% (Reg. S) (b)(g)	EUR	558,000	455,169
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(g)	EUR	495,000	189,701
TOTAL SWEDEN			644,870
Switzerland - 1.5%
Credit Suisse Group AG Claim (g)(h)(i)		9,515,000	1,046,650
UBS Group AG 7% (Reg. S) (b)(g)		300,000	307,201
TOTAL SWITZERLAND			1,353,851
United Kingdom - 2.9%
Barclays PLC:
7.125% (b)(g)	GBP	200,000	251,297
8.875% (b)(g)	GBP	430,000	558,318
British American Tobacco PLC 3% (Reg. S) (b)(g)	EUR	900,000	923,103
Lloyds Banking Group PLC 5.125% (b)(g)	GBP	280,000	349,279
Mobico Group PLC 4.25% (Reg. S) (b)(g)	GBP	198,000	230,216
SSE PLC 3.74% (Reg. S) (b)(g)	GBP	320,000	392,785
TOTAL UNITED KINGDOM			2,704,998
TOTAL PREFERRED SECURITIES (Cost $21,237,850)			8,992,960

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (j) (Cost $4,316,770)	4,315,907	4,316,770

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $106,701,240)	90,836,465
NET OTHER ASSETS (LIABILITIES) - 1.4%	1,305,841
NET ASSETS - 100.0%	92,142,306

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	10	Sep 2024	757,619	607	607
TME 10 Year Canadian Note Contracts (Canada)	31	Sep 2024	2,720,785	21,780	21,780

TOTAL BOND INDEX CONTRACTS					22,387

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	20	Sep 2024	4,084,375	6,528	6,528
CBOT Long Term U.S. Treasury Bond Contracts (United States)	34	Sep 2024	4,022,625	30,481	30,481

TOTAL TREASURY CONTRACTS					37,009

TOTAL PURCHASED					59,396

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	11	Sep 2024	1,356,721	(4,057)	(4,057)

TOTAL FUTURES CONTRACTS					55,339
The notional amount of futures purchased as a percentage of Net Assets is 12.6%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $37,606,153.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	250,000	USD	182,670	Citibank, N. A.	7/02/24	72
EUR	114,000	USD	124,464	Brown Brothers Harriman & Co	8/22/24	(2,066)
EUR	67,000	USD	72,178	Brown Brothers Harriman & Co	8/22/24	(242)
EUR	58,000	USD	62,873	Canadian Imperial Bk. of Comm.	8/22/24	(600)
EUR	55,000	USD	59,320	JPMorgan Chase Bank, N.A.	8/22/24	(268)
EUR	725,000	USD	777,469	JPMorgan Chase Bank, N.A.	8/22/24	939
GBP	25,000	USD	31,845	Bank of America, N.A.	8/22/24	(231)
GBP	308,000	USD	389,517	JPMorgan Chase Bank, N.A.	8/22/24	(27)
USD	64,220	AUD	97,000	Citibank, N. A.	8/22/24	(580)
USD	234,091	CAD	320,000	Citibank, N. A.	8/22/24	(105)
USD	195,686	CAD	267,000	Citibank, N. A.	8/22/24	278
USD	411,904	EUR	378,000	BNP Paribas S.A.	8/22/24	6,058
USD	88,427	EUR	81,000	Bank of America, N.A.	8/22/24	1,460
USD	1,079,407	EUR	993,000	Brown Brothers Harriman & Co	8/22/24	13,256
USD	125,291	EUR	115,000	Brown Brothers Harriman & Co	8/22/24	1,820
USD	41,007,467	EUR	37,923,000	Goldman Sachs Bank USA	8/22/24	290,828
USD	169,779	EUR	158,000	JPMorgan Chase Bank, N.A.	8/22/24	140
USD	54,537	EUR	50,000	JPMorgan Chase Bank, N.A.	8/22/24	854
USD	47,970	EUR	44,000	JPMorgan Chase Bank, N.A.	8/22/24	728
USD	15,357,016	GBP	12,263,000	Bank of America, N.A.	8/22/24	(150,467)
USD	44,745	GBP	35,000	Brown Brothers Harriman & Co	8/22/24	485
USD	388,906	JPY	59,700,000	Citibank, N. A.	8/22/24	14,831

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						177,163
Unrealized Appreciation						331,749
Unrealized Depreciation						(154,586)

For the period, the average contract value for forward foreign currency contracts was $158,808,035. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	210,000	(306)	2,590	2,284
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	210,000	(306)	2,590	2,284
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	430,000	(626)	5,304	4,678
Assicurazioni Generali SpA	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,400,000	20,044	(13,381)	6,663
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	550,000	(11,413)	13,986	2,573
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	850,000	(17,638)	21,625	3,987
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,100,000	(22,826)	27,864	5,038
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	450,000	(90,733)	94,198	3,465
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	1,100,000	(221,793)	231,218	9,425
Intesa Sanpaolo SpA	Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	500,000	15,041	(11,098)	3,943
Societe Generale	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	550,000	11,866	(3,752)	8,114
UniCredit SpA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	450,000	13,867	(9,774)	4,093

TOTAL CREDIT DEFAULT SWAPS							(304,823)	361,370	56,547

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,997,962 or 5.4% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $352,312.
(f)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $682,756.

(g)	Security is perpetual in nature with no stated maturity date.
(h)	Non-income producing - Security is in default.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	11,501,764	43,992,706	51,177,737	214,752	38	(1)	4,316,770	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	-	10,786,135	10,786,135	848	-	-	-	0.0%
Total	11,501,764	54,778,841	61,963,872	215,600	38	(1)	4,316,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	50,244,934	-	50,244,934	-

U.S. Government and Government Agency Obligations	19,505,736	-	19,505,736	-

Foreign Government and Government Agency Obligations	7,776,065	-	7,776,065	-

Preferred Securities	8,992,960	-	8,992,960	-

Money Market Funds	4,316,770	4,316,770	-	-
Total Investments in Securities:	90,836,465	4,316,770	86,519,695	-
Derivative Instruments: Assets
Futures Contracts	59,396	59,396	-	-
Forward Foreign Currency Contracts	331,749	-	331,749	-
Swaps	60,818	-	60,818	-
Total Assets	451,963	59,396	392,567	-
Liabilities
Futures Contracts	(4,057)	(4,057)	-	-
Forward Foreign Currency Contracts	(154,586)	-	(154,586)	-
Swaps	(365,641)	-	(365,641)	-
Total Liabilities	(524,284)	(4,057)	(520,227)	-
Total Derivative Instruments:	(72,321)	55,339	(127,660)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	60,818	(365,641)
Total Credit Risk	60,818	(365,641)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	331,749	(154,586)
Total Foreign Exchange Risk	331,749	(154,586)
Interest Rate Risk
Futures Contracts (c)	59,396	(4,057)
Total Interest Rate Risk	59,396	(4,057)
Total Value of Derivatives	451,963	(524,284)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $102,384,470)	$86,519,695
Fidelity Central Funds (cost $4,316,770)	4,316,770

Total Investment in Securities (cost $106,701,240)		$90,836,465
Foreign currency held at value (cost $1,360,845)		1,357,354
Unrealized appreciation on forward foreign currency contracts		331,749
Receivable for fund shares sold		940
Dividends receivable		8,612
Interest receivable		1,398,357
Distributions receivable from Fidelity Central Funds		16,495
Bi-lateral OTC swaps, at value		60,818
Total assets		94,010,790
Liabilities
Payable for investments purchased
Regular delivery	$938,101
Delayed delivery	320,502
Unrealized depreciation on forward foreign currency contracts	154,586
Payable for fund shares redeemed	47,702
Bi-lateral OTC swaps, at value	365,641
Payable for daily variation margin on futures contracts	35,479
Payable for daily variation margin on centrally cleared swaps	2,005
Other payables and accrued expenses	4,468
Total liabilities		1,868,484
Net Assets		$92,142,306
Net Assets consist of:
Paid in capital		$216,357,840
Total accumulated earnings (loss)		(124,215,534)
Net Assets		$92,142,306
Net Asset Value, offering price and redemption price per share ($92,142,306 ÷ 1,141,363 shares)		$80.73
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$421,029
Interest		3,464,916
Income from Fidelity Central Funds (including $848 from security lending)		215,600
Income before foreign taxes withheld		$4,101,545
Less foreign taxes withheld		(5,662)
Total income		4,095,883
Expenses
Custodian fees and expenses	$5,419
Independent trustees' fees and expenses	303
Miscellaneous	1
Total expenses before reductions	5,723
Expense reductions	(2,683)
Total expenses after reductions		3,040
Net Investment income (loss)		4,092,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,635,632)
Redemptions in-kind	(4,628,712)
Fidelity Central Funds	38
Forward foreign currency contracts	2,443,786
Foreign currency transactions	(134,995)
Futures contracts	(322,385)
Swaps	(78,164)
Total net realized gain (loss)		(15,356,064)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,251,178
Fidelity Central Funds	(1)
Forward foreign currency contracts	2,695,768
Assets and liabilities in foreign currencies	(80,811)
Futures contracts	(1,576,201)
Swaps	86,633
Total change in net unrealized appreciation (depreciation)		15,376,566
Net gain (loss)		20,502
Net increase (decrease) in net assets resulting from operations		$4,113,345
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,092,843	$11,447,388
Net realized gain (loss)	(15,356,064)	(62,808,886)
Change in net unrealized appreciation (depreciation)	15,376,566	67,796,221
Net increase (decrease) in net assets resulting from operations	4,113,345	16,434,723
Distributions to shareholders	(3,270,320)	(10,069,714)

Affiliated share transactions
Proceeds from sales of shares	11,603,938	35,866,979
Reinvestment of distributions	3,270,320	10,069,714
Cost of shares redeemed	(165,091,289)	(172,439,294)

Net increase (decrease) in net assets resulting from share transactions	(150,217,031)	(126,502,601)
Total increase (decrease) in net assets	(149,374,006)	(120,137,592)

Net Assets
Beginning of period	241,516,312	361,653,904
End of period	$92,142,306	$241,516,312

Other Information
Shares
Sold	145,897	467,702
Issued in reinvestment of distributions	40,930	131,428
Redeemed	(2,079,008)	(2,232,453)
Net increase (decrease)	(1,892,181)	(1,633,323)

Financial Highlights
Fidelity® International Credit Central Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$79.62	$77.49	$100.66	$104.23	$101.26	$94.83
Income from Investment Operations
Net investment income (loss) A,B	1.676	3.322	2.720	2.309	3.060	2.744
Net realized and unrealized gain (loss)	.487	1.936	(20.165)	(2.501)	5.002	9.957
Total from investment operations	2.163	5.258	(17.445)	(.192)	8.062	12.701
Distributions from net investment income	(1.053)	(3.128)	(5.143)	(2.087) C	(3.418)	(3.022) C
Distributions from net realized gain	-	-	(.563)	(1.291) C	(1.674)	(3.040) C
Distributions from tax return of capital	-	-	(.019)	-	-	(.209)
Total distributions	(1.053)	(3.128)	(5.725)	(3.378)	(5.092)	(6.271)
Net asset value, end of period	$80.73	$79.62	$77.49	$100.66	$104.23	$101.26
Total Return D,E	2.73%	7.02%	(17.51)%	(.18)%	8.11%	13.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H,I	-% J	-% J	-% J	.01%	.01%
Expenses net of fee waivers, if any	.01 % H,I	-% J	-% J	-% J	.01%	.01%
Expenses net of all reductions	-% H,I,J	-% J	-% J	-% J	.01%	.01%
Net investment income (loss)	4.20% H,I	4.25%	3.08%	2.27%	2.97%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$92,142	$241,516	$361,654	$655,303	$455,948	$310,543
Portfolio turnover rate K	103 % H,L	73%	25%	52%	67%	84%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,410,303
Gross unrealized depreciation	(16,804,560)
Net unrealized appreciation (depreciation)	$(15,394,257)
Tax cost	$106,519,771

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(16,977,348)
Long-term	(80,352,224)
Total capital loss carryforward	$(97,329,572)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Credit Central Fund
Credit Risk
Swaps	(78,164)	86,633
Total Credit Risk	(78,164)	86,633
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,443,786	2,695,768
Total Foreign Exchange Risk	2,443,786	2,695,768
Interest Rate Risk
Futures Contracts	(322,385)	(1,576,201)
Total Interest Rate Risk	(322,385)	(1,576,201)
Totals	2,043,237	1,206,200

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	63,905,171	118,130,150
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Credit Central Fund	1,208,359	(4,628,712)	95,472,483

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Credit Central Fund	90	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,683.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity International Credit Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9882754.107
ICF-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024